CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
USD cash for immediate withdrawal	$ 5,766	$ 5,336
Non-USD cash for immediate withdrawal	1,476	1,380
Cash and cash equivalents	$ 7,242	$ 6,716	$ 36,069	$ 28,866